Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Temporarily Impaired Securities, Fair Value and Unrealized losses) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) security	Dec. 31, 2014 USD ($) security
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 369,140,098	$ 420,876,924
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	104,020,279	67,300,430
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	12,330,751	47,048,976
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	116,351,030	114,349,406
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	955,479	452,533
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	203,675	952,678
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	$ 1,159,154	$ 1,405,211
Number of individual securities available for sale that are in unrealized continuous loss positions for twelve months or more | security	9	24
Percent of unrealized losses for securities in a continuous loss position for 12 months or more	17.60%	67.80%
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 3,800,000
GNMA Mortgage-Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	116,800,000	$ 156,800,000
FHLB Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	2,000,000	13,317,462
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	994,818
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,932,088	3,850,690
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,932,088	4,845,508
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	0	5,182
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	67,912	149,310
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	67,912	154,492
Federal Farm Credit Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,987,936	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	5,667,994
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,987,936	5,667,994
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	12,064	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	0	82,006
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	12,064	82,006
FNMA and FHLMC Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	997,564	996,822
SBA Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	110,195,113	106,637,400
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	25,090,453	27,859,461
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	7,982,777	4,920,631
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	33,073,230	32,780,092
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	119,533	223,070
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	74,262	84,579
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	193,795	307,649
Tax Exempt Municipal Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	73,499,636	59,960,960
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	13,668,473	3,605,319
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	709,800	1,710,586
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	14,378,273	5,315,905
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	175,020	16,039
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	29,112	29,041
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	204,132	45,080
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	180,197,347	233,963,842
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	63,273,417	34,840,832
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,706,086	30,899,075
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	64,979,503	65,739,907
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	648,862	208,242
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	32,389	607,742
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	681,251	815,984
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 250,438	$ 250,438